Institutional [Member] Expense Example - Institutional - Harding Loevner Institutional Emerging Markets Portfolio - Institutional Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	355
Expense Example, with Redemption, 5 Years	623
Expense Example, with Redemption, 10 Years	$ 1,389